Income Taxes (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Abstract]
U.S. federal net operating loss carry forwards	$ 5,093,000	$ 4,936,000	$ 4,739,000
U.S. state and city net operating loss carry forwards, net of U.S. federal tax benefit	1,455,000	1,410,000	1,354,000
Deferred tax assets, Gross	6,548,000	6,346,000	6,093,000
Less: Valuation allowance	(6,548,000)	(6,346,000)	(6,093,000)
Total